Note 1 - Nature of Operations	12 Months Ended
Nov. 30, 2012
Nature of Operations [Text Block]
1.	Nature of operations

Intellipharmaceutics International Inc. (“IPC” or the “Company”) is a pharmaceutical company specializing in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs.

On October 22, 2009, IntelliPharmaCeutics Ltd. (“IPC Ltd. “) and Vasogen Inc. (“Vasogen”) completed a plan of arrangement and merger (the “IPC Arrangement Agreement”), resulting in a publicly-traded company, Intellipharmaceutics International Inc., which is incorporated under the laws of Canada and whose shares are traded on the Toronto Stock Exchange and NASDAQ.

The Company earns revenues from development contracts which provide upfront fees, milestone payments, reimbursement of certain expenditures and royalty income upon commercialization of its products. The Company has incurred losses from operations since inception, and has an accumulated deficit of $30,084,684 as at November 30, 2012 (November 30, 2011 and 2010 - $23,947,819 and $19,067,542) respectively. Previously, the Company funded its research and development activities through the issuance of capital stock, loans from related parties, funds from the IPC Arrangement Agreement and funds received under development agreements. There is no certainty that such funding will be available going forward.

The consolidated financial statements are prepared on a going concern basis and substantial doubt exists on the appropriateness of this.  In order for the Company to continue operations at existing levels, the Company expects that over the next twelve months the Company will require significant additional capital.  While the Company expects to satisfy its operating cash requirements for at least the next twelve months from cash on hand, collection of anticipated revenues resulting from future commercialization activities, development agreements or marketing license agreements, through managing operating expense levels, funds from senior management through the convertible debenture described elsewhere herein, equity and/or debt financings, and/or new strategic partners funding some or all costs of development, there can be no assurance that the Company will be able to obtain any such capital on terms or in amounts sufficient to meet its needs or at all.  The availability of financing will be affected by, among other things, the results of its research and development, its ability to obtain regulatory approvals, the market acceptance of its products, the state of the capital markets generally, strategic alliance agreements, and other relevant commercial considerations.  In addition, if the Company raises additional funds by issuing equity securities, its then existing security holders will likely experience dilution, and the incurring of indebtedness would result in increased debt service obligations and could require us to agree to operating and financial covenants that would restrict its operations.  In the event that the Company does not obtain additional capital over the next twelve months, there may be substantial doubt about its ability to continue as a going concern and realize its assets and pay its liabilities as they become due.  Any failure by the Company to raise additional funds on terms favorable to the Company, or at all, may require the Company to significantly change or curtail its current or planned operations in order to conserve cash until such time, if ever, that sufficient proceeds from operations are generated, and could result in its not taking advantage of business opportunities, in the termination or delay of clinical trials for one or more of its product candidates, in curtailment of its product development programs designed to identify new product candidates, in the sale or assignment of rights to its technologies, products or product candidates, and/or its inability to file abbreviated new drug applications (“ANDAs”) or New Drug Applications (“NDAs”) at all or in time to competitively market its products or product candidates.

The audited consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.